Unaudited Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss)	$ (20,411)	$ (8,768)
Adjustments:
Depreciation and amortization	5,509	3
Share-based compensation	17,927	737
Loss on acquisition		5,679
Inventory	(102,566)
Receivables, prepayments and other assets	(196,620)	(12,393)
Due from RPTs	(10,183)
Intangible assets	(12,221)
Accrued liabilities	24	14,678
Accounts payable	(13,118)
Tax payable	(6,024)	(15)
Other payables	(8,339)
Due to RPTs	2,406
Contract liability and lease liability	4,450
Net cash used in operating activities from discontinued operation		545
Net cash used in operating activities	(339,165)	466
Cash flows from investing activities:
Purchase of property, equipment and software	(34,205)	(202)
Disposition of assets P2P	3,500
Investment in equity		(593)
Net cash used in investing activities	(30,705)	(795)
Cash flows from financing activities:
Proceeds from share issuance	551,824	898
Proceeds from private equity placement
Net cash provided by financing activities	551,824	898
Exchange gain/(loss)	2,887
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	184,841	569
Cash and cash equivalent at beginning of the period	610	41
Cash and cash equivalent at end of the period	$ 185,451	$ 610